UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21404
ING Clarion Real Estate Income Fund

(Exact name of registrant as specified in charter)
201 King of Prussia Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Real Estate Income Fund
201 King of Prussia Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4CRA
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     Attached hereto.

ING Clarion Real Estate Income Fund
Portfolio of Investments / September 30, 2007 (unaudited)

		Market
Shares		Value

	Common Stock - 106.7%
	Real Estate Investment Trusts (“REIT”) - 106.7%
70,500	AvalonBay Communities, Inc.	$8,323,230
223,200	BioMed Realty Trust, Inc.	5,379,120
79,800	Boston Properties, Inc.	8,291,220
322,553	Brandywine Realty Trust	8,163,816
266,400	Camden Property Trust	17,116,200
102,300	Developers Diversified Realty Corp.	5,715,501
180,000	Digital Realty Trust, Inc.	7,090,200
186,429	EastGroup Properties, Inc.	8,437,777
409,200	Extra Space Storage, Inc.	6,297,588
75,000	Federal Realty Investment Trust	6,645,000
310,700	First Industrial Realty Trust, Inc.	12,076,909
181,900	Grammercy Capital Corp.	4,578,423
245,200	Health Care REIT, Inc.	10,847,648
392,400	Highwoods Properties, Inc.	14,389,308
92,200	Hospitality Properties Trust	3,747,930
134,300	Kilroy Realty Corp.	8,142,609
274,310	Liberty Property Trust	11,030,005
100,000	Maguire Properties, Inc.	2,583,000
219,100	Mid-America Apartment Communities, Inc.	10,922,135
385,100	National Retail Properties, Inc.	9,388,738
389,800	Nationwide Health Properties, Inc.	11,744,674
374,700	OMEGA Healthcare Investors, Inc.	5,819,091
181,753	Pennsylvania Real Estate Investment Trust	7,077,462
110,500	Post Properties, Inc.	4,276,350
101,900	Regency Centers Corp.	7,820,825
114,551	SL Green Realty Corp.	13,376,120
216,000	Senior Housing Properties Trust	4,764,960
74,800	Simon Property Group, Inc.	7,480,000
79,800	Sovran Self Storage, Inc.	3,658,032
264,200	Strategic Hotel & Resorts, Inc.	5,439,878
103,200	Taubman Centers, Inc.	5,650,200
92,900	Ventas, Inc.	3,846,060

	Total Common Stock
	(cost $209,726,249)	250,120,009

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2007.

		Market
Shares		Value

	Preferred Stock - 20.8%
	Real Estate Investment Trusts (“REIT”) - 20.8%
80,000	Apartment Investment & Management Co., Series V	1,973,600
80,000	Biomed Realty Trust, Inc., Series A	1,860,000
51,000	CBL & Associates Properties, Inc., Series C	1,262,250
65,000	Cedar Shopping Centers, Inc.	1,641,900
200,000	Corporate Office Properties Trust, Series J	4,840,000
50,500	Equity Inns, Inc., Series C	815,575
50,000	First Industrial Realty Trust	1,193,500
20,000	Glimcher Realty Trust, Series F	485,400
85,000	Glimcher Realty Trust, Series G	1,999,200
150,000	iStar Financial, Inc., Series F	3,417,000
130,000	Innkeepers USA Trust, Series C	2,080,000
170,000	LaSalle Hotel Properties, Series B	4,228,750
76,800	LaSalle Hotel Properties, Series E	1,883,136
118,600	National Retail Properties, Inc., Series C	2,850,112
35,000	Nationwide Health Properties, Inc.	3,508,750
80,000	PS Business Parks, Inc., Series O	1,876,800
129,000	Public Storage, Inc., Series I	3,169,530
80,000	Public Storage, Inc., Series K	1,952,000
80,000	SL Green Realty Corp., Series C	1,956,000
120,000	Strategic Hotels & Resorts, Inc., Series B	2,875,200
90,900	Strategic Hotels & Resorts, Inc., Series C	2,154,330
32,500	Sunstone Hotel Investors, Inc., Series A	768,625

	Total Preferred Stock
	(cost $51,900,020)	48,791,658

	Convertible Preferred Stock - 1.1%
	Real Estate Investment Trusts (“REIT”) - 1.1%
80,000	Health Care REIT, Inc., 7.50%, Series G (cost $1,791,344)	2,520,000

Principal
Amount

	Mortgage-Related Securities - 11.4%
	Chase Commercial Mortgage Securities Corp.,
$ 722,890	Series 1997-1, Class F
	7.37%, 6/19/29 (a)	760,958
	Commercial Mortgage Acceptance Corp.,
2,500,000	Series 1998-C2, Class G
	5.44%, 9/15/30 (a)	2,519,043
	CS First Boston Mortgage Securities Corp.
2,000,000	Series 2002-CP3, Class J
	6.00%, 7/15/35 (a)	1,830,156
3,500,000	Series 2002-CP3, Class K
	6.00%, 7/15/35 (a)	3,082,871
2,000,000	Series 2003-C5, Class K
	5.23%, 12/15/36 (a)	1,520,234
2,000,000	Series 2003-C5, Class L
	5.23%, 12/15/36 (a)	1,455,156
	Credit Suisse Mortgage Capital Certificates,
1,250,000	Series 2007-C2, Class N
	5.19%, 1/15/49 (a)	683,203
	DLJ Commercial Mortgage Corp.,
2,600,000	Series 1998-CF1, Class B7
	6.41%, 2/18/31 (a)	1,606,922
See previously submitted notes to financial statements for the semi-annual period ended June 30, 2007.

Principal
Amount

	GS Mortgage Securities Trust
	Commercial Mortgage Pass-Through Certificates,
2,500,000	Series 2006-GG6, Class L
	5.23%, 4/10/38 (a)	1,738,965
1,000,000	Series 2006-GG6, Class P 5.23%, 4/10/38 (a) J.P. Morgan Chase Commercial Mortgage Securities,	502,930
3,250,000	Series 2002-C3, Class J 5.06%, 7/12/35 (a) Lehman Brothers Commercial Mortgage Trust,	1,122,854
1,000,000	Series 2007-C3, Class J 6.13%, 7/15/17 (a) Wachovia Bank Commercial Mortgage Trust	781,367
3,668,000	Series 2003-C4, Class L 4.93%, 4/15/35 (a)	3,259,517
4,000,000	Series 2003-C7, Class L 5.44%, 10/15/35 (a)	2,871,680
3,800,000	Series 2003-C8, Class K 5.03%, 11/15/35 (a)	2,981,591

	Total Mortgage-Related Securities
	(cost $27,620,456)	26,717,447

	Corporate Bonds - 3.3%
1,650,000	Ashton Woods USA LLC
	9.50%, 10/01/15	1,311,750
706,000	Denny’s Corp./Holdings, Inc.
	10.00%, 10/01/12	732,475
2,000,000	Ingles Markets, Inc.
	8.875%, 12/01/11	2,050,000
2,115,000	O’Charley’s, Inc.
	9.00%, 11/01/13	2,149,369
1,000,000	Susser Holdings LLC
	10.625%, 12/15/13	1,035,000
500,000	Trustreet Properties, Inc.
	7.50%, 4/01/15	536,293

	Total Corporate Bonds
	(cost $8,235,695)	7,814,887

	Total Investments - 143.3%
	(cost $299,273,764)	335,964,001
	Other Assets less Liabilities - 7.9%	18,461,291
	Preferred Shares, at redemption value - (51.2%)	(120,000,000)

	Net Assets Applicable to Common Shares - 100.0% (b)	$234,425,292

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $26,717,447 or 11.4% of net assets.

(b)	Portfolio percentages are calculated based on Net Assets Applicable to Common Shares.
See previously submitted notes to financial statements for the semi-annual period ended June 30, 2007.

Interest Rate Swaps

		Notional
	Termination	Amount	Fixed	Floating	Unrealized
Counterparty	Date	(000)	Rate	Rate	Appreciation

Citigroup	4/30/2009	$42,000	4.08%	1 Month LIBOR	$307,791

     For each swap noted, the Trust pays a fixed rate and receives a floating rate.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Real Estate Income Fund

By: /s/ T. Ritson Ferguson
     T. Ritson Ferguson
     President and Chief Executive Officer
Date: November 12, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ T. Ritson Ferguson
     T. Ritson Ferguson
     President and Chief Executive Officer
Date: November 12, 2007
By: /s/ Jonathan A. Blome
     Jonathan A. Blome
     Treasurer and Chief Financial Officer
Date: November 12, 2007